GOODWILL (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	CAD 4,034		CAD 3,696	CAD 4,812
Goodwill
Balance at the beginning of the period	4,034		3,696
Foreign exchange rate changes	778		338
Balance at the end of the period	CAD 4,812		4,034
Great Lakes
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill | $		$ 573			$ 573
Estimated fair value exceeds carrying value				10.00%	10.00%
Reduced forecasted cash flows, number of years	10 years	10 years
Goodwill
Balance at the beginning of the period | $		$ 573
Balance at the end of the period | $		573
Great Lakes | TC PipeLines, LP
Goodwill recorded on Company's acquisitions in the U.S.
Impairment charge	CAD 199
Ownership interest (as a percentage)				46.45%	46.45%
Great Lakes | Net of non-controlling interest
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill | $		243			$ 386
Goodwill
Balance at the beginning of the period | $		243
Balance at the end of the period | $		$ 386
Natural Gas Pipelines
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	3,074		2,816	CAD 3,667
Goodwill
Balance at the beginning of the period	3,074		2,816
Foreign exchange rate changes	593		258
Balance at the end of the period	3,667		3,074
Energy
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	960		880	CAD 1,145
Goodwill
Balance at the beginning of the period	960		880
Foreign exchange rate changes	185		80
Balance at the end of the period	CAD 1,145		CAD 960